RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 6 - RELATED PARTY TRANSACTIONS AND BALANCES

a.	Related party

Name of related party	Relationship with the Company
Suzhou Kesheng Investment Management Co., Ltd.	Ms. Guo Li is common director
Suzhou Kecheng Venture Capital Center (Limited Partnership)	Ms. Guo Li is common director
Guo Li	Ms. Guo Li is the director of the Company

b.	Related party balances

The Company had the following related party balances at June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
	(Unaudited)

Due from (to) related parties:
Suzhou Kesheng Investment Management Co., Ltd.	9,278	9,740
Suzhou Kecheng Venture Capital Center (Limited Partnership)	(7,389)	(7,758)
Beijing Cabelongteng Investment Center (Limited partnership)	186,733	(1,303)
Hu Zi Yong	(82,799)	-
Nie Yu	(676)	-
Jiang Feng	(676)	-
Guo Li	(124,271)	(71,117)

The amounts due from (to) related parties are without interest and due on demand.